                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5850

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             11/15/05
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     33
Form 13F Information Table Value Total:     $497,450
List of Other Included Managers:            None


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                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE



                                                                                                                 SHARES OR
                 NAME OF ISSUER                   TITLE OF CLASS          CUSIP               VALUE (X1000)      PRIN. AMT.
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC                           CLASS A               084670108                    6,560.00             80    SH
BOSTON SCIENTIFIC CORP                           COMMON STOCK          101137107                    2,335.00         99,900    PUT
CALLIDUS SOFTWARE INC                            COMMON STOCK          13123E500                    3,083.00        833,148    SH
CONOR MEDSYSTEMS INC                             COMMON STOCK          208264101                   18,965.00        807,003    SH
CORCEPT THERAPEUTICS INC                         COMMON STOCK          218352102                    4,899.00        979,759    SH
DELL COMPUTER CORP                               COMMON STOCK          24702R101                   13,680.00        400,000    SH
DENNY'S CORPORATION                              COMMON STOCK          24869P104                   35,450.00      8,542,105    SH
DOLBY LABORATORIES INC                           COMMON STOCK          25659T107                    6,662.00        416,400    SH
DAVITA INC                                       COMMON STOCK          23918K108                   34,728.00        753,799    SH
EBAY INC                                         COMMON STOCK          278642103                   19,570.00        475,000    SH
ENCYSIVE PHARMACEUTICALS INC                     COMMON STOCK          29256X107                    8,185.00        694,784    SH
FISHER SCIENTIFIC INTL INC                       COMMON STOCK          338032204                   32,080.00        517,000    SH
GUIDANT CORP                                     COMMON STOCK          401698105                   45,791.00        664,700    SH
GUIDANT CORP                                     COMMON STOCK          401698105                   28,934.00        420,000    PUT
INVITROGEN CORP                                  COMMON STOCK          46185R100                   22,569.00        300,000    SH
IVAX CORP                                        COMMON STOCK          465823102                    9,490.00        360,000    SH
JOHNSON & JOHNSON                                COMMON STOCK          478160104                   70,874.00      1,120,000    SH
JOHNSON & JOHNSON                                COMMON STOCK          478160104                   12,656.00        200,000   CAL
KERYX BIOPHARMACEUTICALS                         COMMON STOCK          492515101                    6,117.00        388,166    SH
KINDRED HEALTHCARE INC                           COMMON STOCK          494580103                   12,144.00        407,500    SH
KOS PHARMACEUTICALS INC                          COMMON STOCK          500648100                    9,558.00        142,800    SH
LABORATORY CRP OF AMER HLDGS                     COMMON STOCK          50540R409                   24,355.00        500,000    SH
MANNKIND                                         COMMON STOCK          56400P201                   11,695.00        854,306    SH
MONOLITHIC SYSTEM TECHNOLOGY                     COMMON STOCK          609842109                    4,079.00        745,777    SH
MICROSOFT CORP                                   COMMON STOCK          594918104                   12,865.00        500,000    SH
MAXIM INTEGRATED PRODUCTS                        COMMON STOCK          57772K101                   11,089.00        260,000    SH
POLYMEDICA CORP                                  COMMON STOCK          731738100                    2,507.00         71,739    SH
POINT THERAPEUTICS INC                           COMMON STOCK          730694106                    2,286.00        544,382    SH
TEVA PHARMACEUTICAL                              COMMON STOCK          881624209                    7,252.00        217,000    SH
TRIAD HOSPITALS INC                              COMMON STOCK          89579K109                    6,030.00        133,200    SH
VION PHARMACEUTICALS INC                         COMMON STOCK          927624106                      441.00        203,192    SH
VERITAS DGC INC                                  COMMON STOCK          92343P107                    9,155.00        250,000    SH
WHEELING-PITTSBURGH CORP                         COMMON STOCK          963142302                    1,366.00         81,658    SH



                                                                                       VOTING AUTHORITY
                                                                                -------------------------------
                                                                       OTHER
                 NAME OF ISSUER             INVESTMENT DISCRETION    MANAGERS           SOLE    SHARED     NONE
---------------------------------------     -------------------------------------------------------------------
BERKSHIRE HATHAWAY INC                               SOLE                                   80               -
BOSTON SCIENTIFIC CORP                               SOLE                                                    -
CALLIDUS SOFTWARE INC                                SOLE                              833,148               -
CONOR MEDSYSTEMS INC                                 SOLE                              807,003               -
CORCEPT THERAPEUTICS INC                             SOLE                              979,759               -
DELL COMPUTER CORP                                   SOLE                              400,000               -
DENNY'S CORPORATION                                  SOLE                            8,542,105               -
DOLBY LABORATORIES INC                               SOLE                              416,400               -
DAVITA INC                                           SOLE                              753,799               -
EBAY INC                                             SOLE                              475,000               -
ENCYSIVE PHARMACEUTICALS INC                         SOLE                              694,784               -
FISHER SCIENTIFIC INTL INC                           SOLE                              517,000               -
GUIDANT CORP                                         SOLE                              664,700               -
GUIDANT CORP                                         SOLE                                                    -
INVITROGEN CORP                                      SOLE                              300,000               -
IVAX CORP                                            SOLE                              360,000               -
JOHNSON & JOHNSON                                    SOLE                            1,120,000               -
JOHNSON & JOHNSON                                    SOLE                                                    -
KERYX BIOPHARMACEUTICALS                             SOLE                              388,166               -
KINDRED HEALTHCARE INC                               SOLE                              407,500               -
KOS PHARMACEUTICALS INC                              SOLE                              142,800               -
LABORATORY CRP OF AMER HLDGS                         SOLE                              500,000               -
MANNKIND                                             SOLE                              854,306               -
MONOLITHIC SYSTEM TECHNOLOGY                         SOLE                              745,777               -
MICROSOFT CORP                                       SOLE                              500,000               -
MAXIM INTEGRATED PRODUCTS                            SOLE                              260,000               -
POLYMEDICA CORP                                      SOLE                               71,739               -
POINT THERAPEUTICS INC                               SOLE                              544,382               -
TEVA PHARMACEUTICAL                                  SOLE                              217,000               -
TRIAD HOSPITALS INC                                  SOLE                              133,200               -
VION PHARMACEUTICALS INC                             SOLE                              203,192               -
VERITAS DGC INC                                      SOLE                              250,000               -
WHEELING-PITTSBURGH CORP                             SOLE                               81,658               -